Parent only financial information - Condensed statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed statements of comprehensive loss
Research and development expenses	¥ 1,210,871	$ 175,560	¥ 1,209,385	¥ 706,018
General and administrative expenses	1,180,218	171,116	506,873	215,008
Interest income (including related parties: nil, RMB717 and RMB9,069 for the years ended December 31, 2020, 2021 and 2022, respectively)	12,444	1,804	11,783	28,480
Interest expenses (including related parties: RMB872, RMB212 and RMB18,808 for the years ended December 31, 2020, 2021 and 2022, respectively)	51,136	7,414	131,666	59,128
Foreign currency exchange gains (losses), net	(18,216)	(2,641)	18,315	54,842
Change in fair value of an equity security	(16,843)	(2,442)
Income (loss) from equity method investments	(137,391)	(19,920)	(2,519)	148
Loss before income taxes	(1,519,638)	(220,327)	(1,181,985)	(439,776)
Income tax expenses	21,571	3,128	3,447	228
Net loss attributable to ECARX Holdings Inc.	(1,539,301)	$ (223,179)	(1,179,615)	(439,659)
Parent Company [Member]
Condensed statements of comprehensive loss
General and administrative expenses	(26,005)		(17,660)
Interest income (including related parties: nil, RMB717 and RMB9,069 for the years ended December 31, 2020, 2021 and 2022, respectively)	6,565		885	431
Interest expenses (including related parties: RMB872, RMB212 and RMB18,808 for the years ended December 31, 2020, 2021 and 2022, respectively)	(3,132)		(514)
Foreign currency exchange gains (losses), net	(14,459)		12,478	55,213
Change in fair value of an equity security	(16,843)
Income (loss) from equity method investments	(1,486,141)		(1,176,110)	(495,303)
Loss before income taxes	(1,540,015)		(1,180,921)	(439,659)
Net loss attributable to ECARX Holdings Inc.	¥ (1,540,015)		¥ (1,180,921)	¥ (439,659)